Other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other non-current assets
Long-term deposit accounts	€ 0	€ 9,000	€ 700
Advance payments - non-current	1,047	1,047	895
Accrued income	0	0	65
Security deposits	0	8	8
Other non-current assets	€ 1,047	€ 10,055	€ 1,668